Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	69 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000213732
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Defender 100 Index ETF
C000213733
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Defender 500 Index ETF
Without Sales Load [Member] | C000213732
Average Annual Return [Line Items]
Average Annual Return, Percent	10.08%	17.59%	19.11%
Without Sales Load [Member] | C000213733
Average Annual Return [Line Items]
Average Annual Return, Percent	10.49%	17.16%	14.98%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	16.10%	18.36%	21.78%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	16.64%	15.88%
HCM Defender 100 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Defender 100 Index
Average Annual Return, Percent	9.97%	17.54%	19.80%
HCM Defender 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Defender 500 Index
Average Annual Return, Percent	11.99%	14.11%	13.29%